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December 14, 2017
                                      W. Thomas Conner
                                      Shareholder*
                                      +1 212 407 7715
                                      tconner@vedderprice.com
                                      *Attorney licensed to practice in DC, MA and VA; supervised by Vedder Price P.C.
                                      attorneys in the state of New York.

VIA EDGAR TRANSMISSION
----------------------

U.S. Securities and Commission
100 F Street, NE
Washington, D.C. 20549

RE:  POST-EFFECTIVE AMENDMENT NO. 7
     BRIGHTHOUSE LIFE INSURANCE COMPANY
     BRIGHTHOUSE SEPARATE ACCOUNT A
     FILE NOS. 333-209411/811-03365
     BRIGHTHOUSE PRIME OPTIONS

Commissioners:

   On behalf of Brighthouse Life Insurance Company (the "Company") and Brighthouse Separate Account A (the "Account"), we are transmitting for filing under the Securities Act of 1933, as amended (the "Securities Act"), Post-Effective Amendment No. 7 (the "Amendment") to the Account's registration statement on Form N-4 for certain variable annuity contracts (the "Contracts") issued through the Account.

   This Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act to reflect certain revisions to prospectus disclosure which reflect certain product enhancements and comments received from the staff of the U.S. Securities and Exchange Commission. Rather than making these changes in a prospectus supplement, we have revised the prospectus. The product enhancements include a revised guaranteed lifetime withdrawal benefit (GLWB) rider.

   If you have any questions or comments regarding the Amendment, please call the undersigned at (212) 407-7715 or Nathaniel Segal at (312) 609-7747.

Very truly yours,

/s/ W. Thomas Conner

W. Thomas Conner
Shareholder*

WTC

Attachment

cc: Nathaniel Segal

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